SEGMENT - Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT
Revenues	¥ 13,862	$ 2,010	¥ 12,785	¥ 10,196
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	48,473		49,956
China
SEGMENT
Revenues	10,637		11,231
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	31,684		33,143
Germany
SEGMENT
Revenues	2,458		1,263
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	13,501		13,884
All others
SEGMENT
Revenues	767		291
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,288		¥ 2,929